MFS® Research Bond Series
MFS® Research Bond Series
SUPPLEMENT TO PROSPECTUS
The date of this supplement is February 20, 2015.

MFS® Research Bond Series - Initial Class and Service Class

Effective April 30, 2015, the name of fund will change to MFS® Total Return Bond Series

Effective April 30, 2015, the fifth paragraph in the sub-section entitled “Principal Investment Strategies” under the main heading “Summary of Key Information” is restated in its entirety as follows:

In conjunction with a team of investment research analysts, the portfolio managers select investments for the fund.